Guarantees, commitments and forward starting transactions	3 Months Ended
Jun. 30, 2020
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
USD million	30.6.20
	Carrying amount[1,2]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	149,549	149,549	0	0	0	0	0	0
Loans and advances to banks	15,544	15,445	99	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	85,271	85,271	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	30,846	30,846	0	0	(1)	(1)	0	0
Loans and advances to customers	345,783	320,108	23,673	2,002	(1,089)	(134)	(236)	(719)
of which: Private clients with mortgages	137,563	128,527	8,076	960	(157)	(25)	(93)	(39)
of which: Real estate financing	40,653	34,083	6,559	11	(55)	(10)	(42)	(4)
of which: Large corporate clients	14,376	11,148	2,962	266	(308)	(34)	(58)	(217)
of which: SME clients	13,518	7,845	5,177	496	(319)	(21)	(29)	(269)
of which: Lombard	116,482	116,292	0	191	(71)	(11)	0	(60)
of which: Credit cards	1,396	1,065	304	26	(35)	(9)	(11)	(15)
of which: Commodity trade finance	3,194	3,155	30	9	(83)	(5)	0	(78)
Other financial assets measured at amortized cost	27,324	26,178	404	741	(151)	(40)	(10)	(100)
of which: Loans to financial advisors	2,673	2,090	201	382	(116)	(34)	(7)	(74)
Total financial assets measured at amortized cost	654,318	627,398	24,176	2,743	(1,249)	(181)	(247)	(821)
Financial assets measured at fair value through other comprehensive income	8,624	8,624	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	662,942	636,023	24,176	2,743	(1,249)	(181)	(247)	(821)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,313	14,768	1,369	176	(47)	(11)	(4)	(32)
of which: Large corporate clients	3,494	2,640	733	121	(8)	(3)	(3)	(3)
of which: SME clients	1,293	725	514	54	(25)	(1)	(1)	(24)
of which: Financial intermediaries and hedge funds	6,964	6,910	54	0	(6)	(6)	0	0
of which: Lombard	602	602	0	0	(1)	0	0	(1)
of which: Commodity trade finance	1,601	1,583	18	0	(1)	(1)	0	0
Irrevocable loan commitments	39,651	34,494	5,044	114	(121)	(57)	(64)	0
of which: Large corporate clients	23,167	18,284	4,838	45	(109)	(50)	(59)	0
Forward starting reverse repurchase and securities borrowing agreements	2,210	2,210	0	0	0	0	0	0
Committed unconditionally revocable credit lines	39,701	34,771	4,870	60	(65)	(34)	(32)	0
of which: Real estate financing	5,666	5,019	647	0	(25)	(4)	(21)	0
of which: Large corporate clients	4,356	3,482	856	18	(9)	(4)	(5)	0
of which: SME clients	4,980	2,962	1,984	34	(17)	(14)	(4)	0
of which: Lombard	9,410	9,410	0	0	(1)	(1)	0	0
of which: Credit cards	8,159	7,726	425	8	(10)	(7)	(2)	0
Irrevocable committed prolongation of existing loans	4,265	4,240	25	1	(7)	(7)	0	0
Total off-balance sheet financial instruments and other credit lines	102,141	90,483	11,307	351	(240)	(108)	(100)	(32)
Total allowances and provisions					(1,489)	(290)	(346)	(853)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 The presentation of ECL exposures by stage includes best estimates to account for the effect of management overlays on model outputs.

USD million	31.3.20
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	139,258	139,258	0	0	0	0	0	0
Loans and advances to banks	16,893	16,815	78	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	89,648	88,394	449	804	(34)	(2)	(15)	(16)
Cash collateral receivables on derivative instruments	39,549	39,549	0	0	0	0	0	0
Loans and advances to customers	339,946	323,136	14,896	1,914	(936)	(101)	(164)	(671)
of which: Private clients with mortgages	134,759	126,633	7,168	957	(111)	(17)	(55)	(39)
of which: Real estate financing	39,097	33,876	5,205	16	(49)	(6)	(39)	(4)
of which: Large corporate clients	15,343	14,328	849	166	(191)	(21)	(35)	(134)
of which: SME clients	11,943	10,453	1,036	455	(358)	(18)	(20)	(320)
of which: Lombard	114,401	114,144	0	258	(56)	(10)	0	(46)
of which: Credit cards	1,317	985	308	23	(34)	(7)	(14)	(14)
of which: Commodity trade finance	2,801	2,778	13	10	(82)	(5)	0	(77)
Other financial assets measured at amortized cost	23,907	22,961	410	536	(143)	(31)	(15)	(97)
of which: Loans to financial advisors	2,699	2,198	303	198	(112)	(25)	(13)	(73)
Total financial assets measured at amortized cost	649,202	630,114	15,833	3,255	(1,120)	(139)	(195)	(786)
Financial assets measured at fair value through other comprehensive income	7,653	7,653	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	656,855	637,767	15,833	3,255	(1,120)	(139)	(195)	(786)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,830	17,387	361	83	(76)	(8)	(1)	(66)
of which: Large corporate clients	3,742	3,471	244	26	(33)	(1)	0	(32)
of which: SME clients	1,308	1,185	67	56	(28)	0	0	(27)
of which: Financial intermediaries and hedge funds	7,965	7,949	16	0	(5)	(5)	0	0
of which: Lombard	603	603	0	0	(7)	0	0	(7)
of which: Commodity trade finance	1,967	1,951	16	0	(1)	(1)	0	0
Irrevocable loan commitments	28,334	27,701	550	84	(46)	(34)	(13)	0
of which: Large corporate clients	18,224	17,712	453	59	(33)	(26)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	5,123	5,123	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,374	35,396	942	35	(36)	(20)	(16)	0
of which: Real estate financing	4,989	4,679	310	0	(16)	(3)	(12)	0
of which: Large corporate clients	3,784	3,697	70	17	(2)	(1)	0	0
of which: SME clients	4,644	4,492	133	18	(10)	(9)	(1)	0
of which: Lombard	7,649	7,649	0	0	0	(1)	0	0
of which: Credit cards	8,295	7,923	371	0	(5)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	4,040	4,038	0	2	(4)	(4)	0	0
Total off-balance sheet financial instruments and other credit lines	91,701	89,644	1,852	204	(162)	(66)	(29)	(66)
Total allowances and provisions					(1,282)	(205)	(225)	(852)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

ECL coverage ratios for core loan portfolios	30.6.20
	Gross carrying amount (USD million)[1]				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	346,872	320,242	23,909	2,721	31	4	99	2,643
of which: Private clients with mortgages	137,720	128,552	8,169	1,000	11	2	113	394
of which: Real estate financing	40,708	34,093	6,601	15	14	3	63	2,541
of which: Large corporate clients	14,684	11,182	3,020	483	210	30	191	4,488
of which: SME clients	13,837	7,866	5,206	765	231	27	55	3,520
of which: Lombard	116,554	116,303	0	251	6	1	0	2,403
of which: Credit cards	1,430	1,074	315	41	242	81	354	3,569
of which: Commodity trade finance	3,278	3,160	30	87	254	15	8	8,973
Other financial assets measured at amortized cost	27,475	26,219	414	842	55	15	241	1,194
of which: Loans to financial advisors	2,789	2,124	208	456	415	161	347	1,627

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,313	14,768	1,369	176	29	7	27	1,831
Irrevocable loan commitments	39,651	34,494	5,044	114	31	16	128	0
Committed unconditionally revocable credit lines	39,701	34,771	4,870	60	16	10	65	0
Irrevocable committed prolongation of existing loans	4,265	4,240	25	1	16	16	15	0
1 The presentation of ECL exposures by stage includes best estimates to account for the effect of management overlays on model outputs.

	31.3.20
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	340,882	323,237	15,060	2,585	27	3	109	2,596
of which: Private clients with mortgages	134,870	126,650	7,224	996	8	1	77	390
of which: Real estate financing	39,146	33,881	5,245	20	12	2	75	2,047
of which: Large corporate clients	15,534	14,349	885	300	123	15	401	4,476
of which: SME clients	12,301	10,470	1,055	775	291	17	188	4,129
of which: Lombard	114,457	114,154	0	303	5	1	0	1,508
of which: Credit cards	1,351	993	322	37	254	72	420	3,708
of which: Commodity trade finance	2,882	2,783	13	87	283	18	1	8,818
Other financial assets measured at amortized cost	24,050	22,992	425	633	59	13	360	1,531
of which: Loans to financial advisors	2,811	2,224	317	271	397	114	418	2,702

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,830	17,387	361	83	42	5	30	8,045
Irrevocable loan commitments	28,334	27,701	550	84	16	12	228	0
Committed unconditionally revocable credit lines	36,374	35,396	942	35	10	6	168	0
Irrevocable committed prolongation of existing loans	4,040	4,038	0	2	10	10	0	0

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	328,756	310,787	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,154	22,019	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	9	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0

Total off-balance sheet financial instruments and other credit lines
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory

Note 16 Guarantees, commitments and forward starting transactions

The table below presents the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

	Gross		Total gross	Sub-participations	Net
As of 30.6.20, USD million	Measured at fair value	Not measured at fair value
Total guarantees	963	16,313	17,275	(2,627)	14,648
Loan commitments	7,390	39,651	47,042	(782)	46,259
Forward starting transactions[1]
Reverse repurchase agreements	37,327	2,206	39,533
Securities borrowing agreements		4	4
Repurchase agreements	43,367	2,172	45,539

As of 31.3.20, USD million
Total guarantees	969	17,830	18,800	(2,634)	16,166
Loan commitments	13,514	28,334	41,848	(817)	41,031
Forward starting transactions[1]
Reverse repurchase agreements	41,161	5,113	46,275
Securities borrowing agreements		9	9
Repurchase agreements	31,293	1,221	32,515

As of 31.12.19, USD million
Total guarantees	986	18,142	19,128	(2,646)	16,482
Loan commitments	6,308	27,547	33,856	(787)	33,069
Forward starting transactions[1]
Reverse repurchase agreements	20,284	1,657	21,941
Repurchase agreements	7,740	408	8,148
1 Cash to be paid in the future by either UBS or the counterparty.